Liquidity	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note B - Liquidity

The Company had cash and cash equivalents of $390,000 on March 31, 2012, and $1,186,000 on December 31, 2011.  The decrease in cash was primarily due to cash used in operations.  The Company had accounts receivable of $2,479,000 on March 31, 2012, and $1,677,000 on September 30, 2011, and Accounts payable of $3,376,000 on March 31, 2012, and $2,144,000 on September 30, 2011.

The Company had net income of $2,763,000 (including a non-cash adjustment for decreases in valuation of warrants of $3,324,000) and a net income of $5,740,000 (including a non-cash charge for increases in valuation of warrants of $7,012,000) for the three and six months ended March 31, 2012, respectively. For the same periods, the Company had cash outflows from operations of $1,181,000 and cash outflows from operations of $513,000. The Company expects to incur additional losses and negative cash flow from operations during the remainder of fiscal year 2012 and for potentially several more years.

The BARDA Contract’s value could be up to $118.4 million depending on options exercised by BARDA and the requirements for approval by the U.S. Food and Drug Administration.  Under the BARDA Contract, substantially all of the costs of the development of AEOL 10150 as a medical countermeasure for pulmonary injuries resulting from an acute exposure to radiation from a radiological/nuclear accident or attack, particularly injuries associated with acute radiation syndrome (“ARS”) or Delayed Effects of Acute Radiation Exposure would be paid for by the U.S. government.  The Company recognized $2,231,000 and $4,446,000 in revenue during the three and six months ended March 31, 2012 related to the BARDA Contract.  On April 16, 2012, the Company announced that BARDA had exercised two contract options worth approximately $9,100,000.  The bulk of the options are for the period of performance beginning April 1, 2012 and ending March 31, 2013

The pulmonary sub-syndrome of ARS program supported by the advanced research and development contract with BARDA is fully funded.  Since the terms of the BARDA Contract include provisions to cover some general corporate overhead as well as a small provision for profit, the net impact of the contract on the Company’s liquidity is that its projected cash burn has been reduced, but not eliminated. Certain costs, typically those of being a public company, like legal costs associated with being a public company, IR/PR costs and patent-related costs, are not included in overhead reimbursement in the BARDA Contract.

The Company has incurred significant losses since its inception. At March 31, 2012, the Company’s accumulated deficit was $176,672,000. This raises substantial doubt about our ability to continue as a going concern, which will be dependent on our ability to generate sufficient cash flows to meet the Company’s obligations on a timely basis, obtain additional financing and, ultimately, achieve operating profits through product sales or BARDA procurements. The Company intends to explore strategic and financial alternatives, which may include a merger or acquisition with or by another company, the sale of shares of stock and/or convertible debentures, the establishment of new collaborations for current research programs that include initial cash payments and on-going research support and the out-licensing of our compounds for development by a third party. The Company believes that without additional investment capital it will not have sufficient cash to fund its activities in the near future, and will not be able to continue operating. As such, the Company’s continuation as a going concern is dependent upon its ability to raise additional financing. If the Company is unable to obtain additional financing to fund operations, it will need to eliminate some or all of its activities, merge with another company, sell some or all of its assets to another company, or cease operations entirely. There can be no assurance that the Company will be able to obtain additional financing on acceptable terms or at all, or that the Company will be able to merge with another Company or sell any or all of its assets.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business.

The Company has incurred significant cash outflows from operations of approximately $3,102,000, $2,446,000 and $1,923,000 for the fiscal years ended September 30, 2011, 2010 and 2009, respectively. The Company had net income of approximately $299,000 (including a non-cash gain adjustment for decreases in valuation of warrants of approximately $3,887,000) for the year ended September 30, 2011. The Company had net losses from operations of approximately $25,869,000 (including a non-cash charge for increases in valuation of warrants of $21,347,000) and $2,296,000 for the years end September 30, 2010 and 2009, respectively. The Company expects to incur additional losses and cash outflows from operations for several more years.

As a result of the financings which are discussed more fully in Note G–Stockholders’ Equity, the Company was able to: (i) raise approximately $1,650,000 during the first quarter of fiscal year 2010; (ii) raise additional gross proceeds of $1,650,000 in the fourth quarter of fiscal year 2010; (iii) complete a common stock and warrant financing for gross proceeds of $1,000,000 in the fourth quarter of fiscal year 2010, with the option by the Company to put or holder to call another $1,000,000 during the first quarter of fiscal 2011. During the first quarter of fiscal year 2011, the holder called its option, resulting in gross proceeds of $1,000,000 to the Company.

 If the Company is unable to obtain additional funding for its operations, it will need to eliminate or substantially limit some or all of its activities, merge with another company, sell, lease or license some or all of its assets, or cease operations entirely. There can be no assurance that the Company will be able to obtain additional financing on favorable terms, or at all, or that the Company will be able to merge with another Company or sell, lease or license any or all of its assets. This raises substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments that might result from this uncertainty.